Stockholder Notes Payable (Details Narrative) (10-K) - John Keeler & Co., Inc. [Member] - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Sep. 30, 2018
Notes payable outstanding amount	$ 2,910,136	$ 2,410,136	$ 2,910,136
Interest expense	162,300	115,000
Interest waived	30,000
AFS Finco I LP [Member]
Proceeds from related party debt	500,000
Unsecured Promissory Notes [Member]
Notes payable outstanding amount	$ 2,910,000	$ 2,410,000
Annual interest rate	6.00%	6.00%